Payroll, staff and employee benefits obligations (Tables)	12 Months Ended
Dec. 31, 2018
Payroll, staff and employee benefits obligations
Schedule of liabilities for employee benefits obligations

As of December 31,
(M$)	2018	2017	2016
Pension benefits liabilities	2,545	2,877	2,948
Other benefits liabilities	669	705	648
Restructuring reserves (early retirement plans)	149	153	150
Total	3,363	3,735	3,746
Net liabilities relating to assets held for sale	—	—	145

Schedule of fair value of the defined benefit obligation and plan assets

As of December 31,	Pension benefits			Other benefits
(M$)	2018	2017	2016	2018	2017	2016
Change in benefit obligation
Benefit obligation at beginning of year	12,872	12,164	12,473	705	648	627
Current service cost	236	263	251	14	16	13
Interest cost	296	320	373	17	17	21
Past service cost	(1)	239	(92)	(2)	12	—
Settlements	(141)	(1)	—	—	—	—
Plan participants' contributions	8	7	8	—	—	—
Benefits paid	(902)	(717)	(651)	(28)	(27)	(30)
Actuarial losses / (gains)	(372)	(450)	762	(29)	(36)	37
Foreign currency translation and other	(495)	1,047	(960)	(8)	75	(20)
Benefit obligation at year-end	11,501	12,872	12,164	669	705	648
Of which plans entirely or partially funded	10,864	12,140	11,376	—	—	—
Of which plans not funded	637	732	788	669	705	648

Change in fair value of plan assets
Fair value of plan assets at beginning of year	(10,205)	(9,123)	(9,627)	—	—	—
Interest income	(261)	(256)	(307)	—	—	—
Actuarial losses / (gains)	424	(344)	(428)	—	—	—
Settlements	129	—	—	—	—	—
Plan participants’ contributions	(8)	(7)	(8)	—	—	—
Employer contributions	(417)	(171)	(130)	—	—	—
Benefits paid	778	591	538	—	—	—
Foreign currency translation and other	415	(895)	839	—	—	—
Fair value of plan assets at year-end	(9,145)	(10,205)	(9,123)	—	—	—

Unfunded status	2,356	2,667	3,041	669	705	648
Asset ceiling	28	40	26	—	—	—
Net recognized amount	2,384	2,707	3,067	669	705	648
Pension benefits and other benefits liabilities	2,545	2,877	2,948	669	705	648
Other non-current assets	(161)	(170)	(26)	—	—	—
Net benefit liabilities relating to assets held for sale	—	—	145	—	—	—

Schedule of benefit amounts recognized, estimated future payments, asset allocation and actuarial assumptions

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2018	2017	2016	2018	2017	2016
Current service cost	236	263	251	14	16	13
Past service cost	(1)	239	(92)	(2)	12	—
Settlements	(12)	(1)	—	—	—	—
Net interest cost	35	64	66	17	17	21

Benefit amounts recognized on Profit & Loss	258	565	225	29	45	34

- Actuarial (Gains) / Losses
* Effect of changes in demographic assumptions	(1)	(16)	(56)	(21)	3	(7)
* Effect of changes in financial assumptions	(354)	(241)	1,008	(3)	(5)	48
* Effect of experience adjustments	(17)	(193)	(190)	(5)	(34)	(4)
* Actual return on plan assets (excluding interest income)	424	(344)	(421)	—	—	—
- Effect of asset ceiling	(11)	7	(7)	—	—	—

Benefit amounts recognized on Equity	41	(787)	334	(29)	(36)	37

Total benefit amounts recognized on comprehensive income	299	(222)	559	—	9	71

Estimated future payments
(M$)	Pension benefits	Other benefits
2019	779	27
2020	700	27
2021	706	27
2022	675	27
2023	677	27
2024-2028	3,245	125

Asset allocation	Pension benefits
As of December 31,	2018	2017	2016
Equity securities	24%	26%	27%
Debt securities	47%	43%	42%
Monetary	1%	3%	2%
Annuity contracts	20%	20%	21%
Real estate	8%	8%	8%

Assumptions used to determine benefits obligations	Pension benefits			Other benefits
As of December 31,	2018	2017	2016	2018	2017	2016
Discount rate (weighted average for all regions)	2.68%	2.48%	2.60%	2.56%	2.52%	2.51%
Of which Euro zone	1.72%	1.71%	1.69%	1.87%	1.93%	1.85%
Of which United States	4.00%	3.75%	4.00%	4.00%	3.75%	4.00%
Of which United Kingdom	3.00%	2.50%	2.75%	—	—	—
Inflation rate (weighted average for all regions)	2.44%	2.40%	2.41%	—	—	—
Of which Euro zone	1.50%	1.50%	1.50%	—	—	—
Of which United States	2.50%	2.50%	2.50%	—	—	—
Of which United Kingdom	3.50%	3.50%	3.50%	—	—	—

Schedule of sensitivity analysis impact on benefit obligation

A  0.5% increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2018	(766)	862

A  0.5% increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2018	582	(533)

Schedule of personnel expenses and Group employees

For the year ended December 31,	2018	2017	2016
Personnel expenses (M$)
Wages and salaries (including social charges)	9,099	7,985	8,238
Group employees at December 31,
France
● Management	13,377	11,880	12,057
● Other	22,629	19,372	19,567
International
● Management	16,963	16,489	17,186
● Other	51,491	50,536	53,358
Total	104,460	98,277	102,168